EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expense, net	R$ (37,965,172)	R$ (34,303,953)	R$ (28,796,921)
Cost of sales	(33,475,189)	(31,054,016)	(25,837,475)
Selling expenses	(3,729,089)	(2,575,818)	(2,372,298)
General and administrative expenses	(760,894)	(674,119)	(587,148)
Total	(37,965,172)	(34,303,953)	(28,796,921)
Raw Materials And Inputs [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(12,732,273)	(14,572,337)	(10,405,028)
Outsourcing Material [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(5,104,273)	(3,265,627)	(4,476,702)
Labor Cost [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(4,268,241)	(3,320,234)	(2,746,454)
Supplies [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,735,873)	(3,501,649)	(2,297,069)
Maintenance Cost Services And Materials [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(578,514)	(916,646)	(1,268,752)
Outsourcing Services [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,905,888)	(2,178,589)	(2,119,515)
Freights [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(4,185,360)	(2,826,821)	(1,835,601)
Depreciation Amortization And Depletion [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(3,291,149)	(2,792,845)	(2,114,681)
Others One [Member]
IfrsStatementLineItems [Line Items]
Expense, net	R$ (1,163,601)	R$ (929,205)	R$ (1,533,119)